Risk Management and Financial Instruments - Schedule of Hedge Cash Flow Movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Hedge Cash Flow Movement [Line Items]
Hedge accounting operations at the parent company	$ 1,479	$ 186
(-) Income Tax	(502)	(63)
Total of other comprehensive income (expense)	977	$ 123
OCI [Member]
Schedule of Hedge Cash Flow Movement [Line Items]
Hedge accounting operations at the parent company	1,293
(-) Income Tax	(439)
Total of other comprehensive income (expense)	$ 854